Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 27, 2012	Jun. 30, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	PINNACLE BANKSHARES CORP
Entity Central Index Key	0001031233
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		1,496,589
Entity Current Reporting Status	Yes
Entity Public Float			$ 10,101,976
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No